Sales in advance of carriage	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Sales in advance of carriage
40	Sales in advance of carriage
As at December 31, 2021, the amount of sales in advance of carriage represents revenue expected to be recognized in the future when the customers obtain control of and accept the passenger transportation services to be provided by the Group. During the year, RMB2,528 million (2020: RMB6,564 million) which was included in the opening balance of the sales in advance of carriage was recognized as revenue, and RMB1,267 million was refunded to the customers when it’s applicable to the
Covid-19
refund policy.